CONSOLIDATED STATEMENTS OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Financing Activities:
Cash - ending of the period	$ 4,864,000
SPRING VALLEY ACQUISITION CORP
Cash Flows from Operating Activities:
Net income (loss)	(12,971,424)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	12,110,000
Offering costs allocated to derivative warrant liabilities	749,253
Payment of formation costs through issuance of Class B ordinary shares	5,000
Income from investments held in Trust Account	(1,973)
Changes in operating assets and liabilities:
Prepaid expenses	(237,088)
Net cash used in operating activities	(346,232)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(232,300,000)
Net cash used in investing activities	(232,300,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid and reimbursements	226,150,000
Proceeds from sale of Private Placement Warrants	8,900,000
Repayment of promissory note - related party	(124,826)
Payment of offering costs	(372,594)
Net cash used in financing activities	234,552,580
Net change in cash	1,906,348
Cash - ending of the period	1,906,348
Supplemental disclosure of noncash financing activities:
Warrant liabilities in connection with initial public offering	22,529,000
Deferred underwriting fee payable	8,050,000
Accrued offering costs	49,934
Offering costs paid by Sponsor in exchange for Founder Shares	20,000
Offering costs paid directly through note payable	$ 124,826